Commissions and expenses (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Commissions and Expenses

	2019	2018	2017
Commissions	2,423	2,445	2,661
Employee expenses	2,149	2,061	2,234
Administration expenses	1,537	1,477	1,424
Deferred expenses	(832)	(831)	(980)
Amortization of deferred expenses	755	928	543
Amortization of VOBA and future servicing rights	120	144	43
Total	6,153	6,224	5,925

Summary of Employee Expenses

Employee expenses	2019	2018	2017
Salaries	1,321	1,261	1,470
Post-employment benefit costs	287	277	318
Social security charges	127	120	151
Other personnel costs	378	367	267
Shares	36	36	28
Total	2,149	2,061	2,234

Summary of Cumulative Number of Shares and Their Status in Relation to Active Long Term Incentive Plans and Allocated Variable Compensation to Identified Staff
The following overview contains the cumulative number of shares and their status in relation to active Long Term Incentive Plans and variable compensation allocated to Material Risk Takers.
Number of shares per plan year

	2015	2016	2017	2018	2019	Total
Conditionally granted 1)	5,178,633	6,809,814	6,722,418	6,513,984	7,378,113	32,602,962
Allocated 2)	4,942,275	7,155,420	7,461,564	6,123,546	-	25,682,805

1	The at target number of shares which were conditionally granted for the plan year.
2	The allocated number of shares based on the actual performance during the plan year.

Number of shares per plan year

	2015	2016	2017	2018	2019	Total
Unvested at January 1, 2018	4,314,494	6,591,429	7,679,628	-	-	18,585,551
Conditionally granted 1)	-	-	-	6,513,984	-	6,513,984
Allocated 2)	-	11,471	739,146	166,371	-	916,988
Forfeited	(102,383)	(169,629)	(364,515)	-	-	(636,527)
Vested	(1,831,944)	(189,300)	(810,028)	-	-	(2,831,272)
Unvested at December 31, 2018	2,380,167	6,243,971	7,244,231	6,680,355	-	22,548,724
Conditionally granted 1)	-	-	-	-	7,378,113	7,378,113
Allocated 2)	-	22,580	30,730	(390,438)	958,501	621,373
Forfeited	(3,912)	(44,746)	(331,606)	(169,383)	-	(549,647)
Vested	(2,376,255)	(2,530,968)	(426,360)	(457,079)	(6,600)	(5,797,262)
Unvested at December 31, 2019	-	3,690,837	6,516,995	5,663,455	8,330,014	24,201,301

Grant price (in EUR) 3)	6.106	5.128	5.246	5.405	4.162

	5.159 to	3.990 to	4.040 to	4.143 to	2.741 to
Fair value of shares at grant date (in EUR)	6.018	4.898	4.933	5.054	3.737
1	The at target number of shares which were conditionally granted for the plan year.
2
The allocated number of shares based on the actual performance during the plan year. Per 2017 sign-on shares are not allocated anymore to the plan year(s) in which the vesting takes place. Instead, sign-on shares are allocated in the calendar year of commencement. Allocation to a previous plan year concerns backdated corrections to the administration (e.g. the allocation to the 2016 plan year, during the 2018 calendar year).

3
This is the volume weighted average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15. For instance for the 2019 plan year, this is the VWAP for the period December 15, 2018 to January 15, 2019.

Aegon N.V [member]
Statement [LineItems]
Summary of Commissions and Expenses

	2019	2018
Employee expenses	88	83
Administration expenses	77	79
Cost sharing to group companies	(91)	(80)
Total	74	82